FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Maturities (Details) $ in Millions	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 10,681
2024
Disclosure of detailed information about borrowings [line items]
Borrowings	2,312
2025
Disclosure of detailed information about borrowings [line items]
Borrowings	1,720
2026
Disclosure of detailed information about borrowings [line items]
Borrowings	1,335
2027
Disclosure of detailed information about borrowings [line items]
Borrowings	1,749
2028
Disclosure of detailed information about borrowings [line items]
Borrowings	154
Subsequent years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,411